Label	Element	Value
(AllianzIM U.S. Equity Buffer15 ETF)
Prospectus [Line Items]	oef_ProspectusLineItems
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

As described in the Fund’s prospectus, the Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. The Fund’s current Outcome Period will end on September 30, 2025, following which the Fund will reset and commence a new Outcome Period beginning October 1, 2025, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Cap for the Fund for the new Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.64% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	New Outcome Period Cap
AllianzIM U.S. Equity Buffer15 ETF	QBSF	October 1, 2025 to December 31, 2025	2.66% (before management fee) 2.50% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

The Fund’s prospectus is amended to reflect that the current Outcome Period is as set forth under New Outcome Period in the table above, and is further amended to revise all references to the Cap for the current Outcome Period to reflect the New Outcome Period Cap, as set forth in the table above.

In addition, the graph on page 6 of the Fund’s prospectus is deleted and replaced with the following: